SEVERANCE PAY LIABILITY (Schedule of Defined Contribution Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Expenses - defined contribution plan	$ 816	$ 877	$ 837